Note 15 - Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Apr. 11, 2023	Apr. 05, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Shares Authorized (in shares)			3,333,333		3,333,333	3,333,333
Preferred Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding (in shares)			0		0
Common Stock, Shares Authorized (in shares)			50,000,000		50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued (in shares)			18,724,596		18,724,596	14,402,025
Share-Based Payment Arrangement, Expense			$ 600	$ 200	$ 5,400	$ 3,000
Share-Based Payment Arrangement, Expense, Tax Benefit			$ 0	$ 0
April 2023 Private Placement [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues (in shares)	3,428,571	3,428,571
Shares Issued, Price Per Share (in dollars per share)	$ 1.75	$ 1.75
Proceeds from Issuance of Private Placement	$ 6,000